Notes Payable - Related Parties (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 27, 2020	Aug. 31, 2019	May 31, 2019	Mar. 31, 2020	May 31, 2020
Notes Payable - Related Parties (Textual)
Advances				$ 152
Annual Interest rate, percentage				10.00%
Debt instrument, maturity date				Jul. 30, 2020
Interest on related party				$ 27
Addition assumed	$ 2,362			250
Banner Midstream [Member]
Notes Payable - Related Parties (Textual)
Advances				$ 200
Annual Interest rate, percentage				14.00%
Addition assumed	$ 2,362
Accrued interest				$ 17
Banner Midstream [Member] | Subsequent Event [Member]
Notes Payable - Related Parties (Textual)
Notes payable repaid					$ 55
Banner Midstream [Member]
Notes Payable - Related Parties (Textual)
Accrued interest				$ 8
Minimum [Member]
Notes Payable - Related Parties (Textual)
Annual Interest rate, percentage				10.00%
Maximum [Member]
Notes Payable - Related Parties (Textual)
Annual Interest rate, percentage				15.00%
William B. Hoagland [Member]
Notes Payable - Related Parties (Textual)
Advances		$ 45	$ 30	$ 1,242
Interest on related party			$ 5
Accrued interest				186
William B. Hoagland [Member] | Subsequent Event [Member]
Notes Payable - Related Parties (Textual)
Notes payable repaid					$ 968
William B. Hoagland [Member] | Minimum [Member]
Notes Payable - Related Parties (Textual)
Annual Interest rate, percentage			10.00%
William B. Hoagland [Member] | Maximum [Member]
Notes Payable - Related Parties (Textual)
Annual Interest rate, percentage			15.00%
Board Member [Member]
Notes Payable - Related Parties (Textual)
Advances				$ 328
Annual Interest rate, percentage				15.00%